Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	$ 96,312	$ 103,522
Other receivables	16,066	17,438
Trade payables	(74,582)	(66,481)
Lease liabilities	(31,294)
Other current liabilities	$ (10,783)	$ (11,176)